Note 10 - Concentrations of Business Risk	12 Months Ended
Dec. 31, 2011
Concentration Risk Disclosure [Text Block]
10.	Concentrations of business risk

Credit risk

Credit risk is defined by the Company as an unexpected loss in cash and earnings if a collaborative partner is unable to pay its obligations in due time.  The Company’s main source of credit risk is related to its accounts receivable balance which principally represents temporary financing provided to collaborative partners in the normal course of operations. Accounts receivable from the U.S. Government as at December 31, 2011 were $747,720 and represent 85% of total accounts receivable as at that date (December 31, 2010 - $2,031,980 and 61%). Accounts receivable from Alnylam as at December 31, 2011 were $27,178 and represent 3% of total accounts receivable as at that date (December 31, 2010 - $836,655 and 25%).

The Company does not currently maintain a provision for bad debts as the majority of accounts receivable are from collaborative partners or government agencies and are considered low risk.

The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at December 31, 2011 was the accounts receivable balance of $880,693 (December 31, 2010 - $3,318,729).

All accounts receivable balances were current as at December 31, 2011 and December 31, 2010.

Significant collaborators and customers risk

We depend on a small number of collaborators and customers for a significant portion of our revenues (see note 3).

Liquidity Risk

Liquidity risk results from the Company’s potential inability to meet its financial liabilities, for example payments to suppliers.  The Company ensures sufficient liquidity through the management of net working capital, cash balances and a debt facility.

The Company’s liquidity risk is primarily attributable to its cash, cash equivalents and debt facility. The Company limits exposure to liquidity risk on its liquid assets through maintaining its cash and cash equivalent deposits with high-credit quality financial institutions. Due to the nature of these investments, the funds are available on demand to provide optimal financial flexibility. Under the terms of the debt facility, if a material adverse event occurs prior to draw down, the lender may chose to cancel the facility.

The Company believes that its current sources of liquidity are sufficient to cover its likely applicable short term cash obligations. The Company’s financial obligations include accounts payable and accrued liabilities which generally fall due within 45 days.

The net liquidity of the Company is considered to be the cash, cash equivalents and debt facility funds available (note 5) less accounts payable and accrued liabilities.

	December 31
	2011	2010
Cash, cash equivalents and short term investments	$9,184,134	$12,346,010
Debt facility available (US$3,000,000)	3,051,000	-
Less: Debt facility repayments in first 12 months	(1,135,000)
Less: Accounts payable and accrued liabilities	(3,972,551)	(6,151,923)
	$7,127,583	$6,194,087

Foreign currency risk

The Company’s revenues and operating expenses are denominated in both Canadian and US dollars so the results of the Company’s operations are subject to currency transaction and translation risk.

The operating results and financial position of the Company are reported in Canadian dollars in the Company’s financial statements. The fluctuation of the US dollar in relation to the Canadian dollar will consequently have an impact upon the Company’s income or loss and may also affect the value of the Company’s assets and the amount of shareholders’ equity.

The Company manages its US dollar exchange rate risk by, whenever possible, using cash received from US dollar revenues to pay US dollar expenses and by limiting its holdings of US dollar cash and cash equivalent balances to working capital levels. The Company has not entered into any agreements or purchased any instruments to hedge possible currency risks at this time.

The Company’s exposure to US dollar currency expressed in Canadian dollars was as follows:

	December 31
	2011	2010
Cash and cash equivalents	$1,259,029	$1,067,205
Accounts receivable	780,176	2,042,065
Accounts payable and accrued liabilities	(2,365,191)	(3,485,715)
	$(325,986)	$(376,445)

An analysis of the Company’s sensitivity to foreign currency exchange rate movements is not provided in these financial statements as a large proportion of the Company’s foreign currency purchases are reimbursed by collaborators and customers which mitigates the Company’s foreign currency risk.